Taxation (Details 3) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets
Inventories provision		$ 229	$ 156
AR provision	238
Accrued salary and welfare payable	284	165	274
Property and equipment	15	14	20
Tax losses	14,198	14,769	13,279
Valuation allowance	(13,169)	(13,714)	(12,675)
Total deferred tax assets	1,566	1,463	1,054
Deferred tax liabilities
Intangible assets	1,964	2,004	2,146
Deferred cost of revenue	1,832	1,551	24
Total deferred tax liabilities	$ 3,796	$ 3,555	$ 2,170